Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Results of Operations from Oil and Gas Producing Activities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
India [member]
Revenues
Sales	₨ 132,228	₨ 95,359	₨ 82,041
Transfers	0	0	0
Operating Income	283		70
Total	132,511	95,359	82,111
Production costs	(53,991)	(40,583)	(38,613)
Exploration (expenses)/ reversal	(483)	8	(292)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	(39,942)	63,584	(26,687)
Results before income tax expenses	38,095	118,368	16,519
Income tax expenses	(13,787)	(46,398)	(5,028)
Results of operations from producing activities (excluding corporate overhead and interest costs)	24,307	71,970	11,491
Sri Lanka [member]
Revenues
Transfers	0	0	0
Exploration (expenses)/ reversal	(5)	(9)	(70)
Results before income tax expenses	(5)	(9)	(70)
Results of operations from producing activities (excluding corporate overhead and interest costs)	(5)	(9)	(70)
South Africa [member]
Revenues
Transfers	0	0	0
Exploration (expenses)/ reversal	(9)	0	(45)
Results before income tax expenses	(9)	0	(45)
Results of operations from producing activities (excluding corporate overhead and interest costs)	₨ (9)	₨ 0	₨ (45)